Derivative Fair Value and Balance Sheet Classification (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Cash Flow Hedging [Member]
Derivatives, Fair Value [Line Items]
Description of Location of Interest Rate Derivatives on Balance Sheet	Other Liabilities
Notional Amount of Interest Rate Cash Flow Hedge Derivatives	$ 8,000	$ 8,000
Interest Rate Cash Flow Hedge Liability at Fair Value	(470)	(462)
Not Designated as Hedging Instrument [Member]
Derivatives, Fair Value [Line Items]
Interest Rate Cash Flow Hedge Liability at Fair Value	379
Description of Location of Interest Rate Derivative Instruments Not Designated as Hedging Instruments on Balance Sheet	Other Liabilities
Notional Amount of Interest Rate Derivative Instruments Not Designated as Hedging Instruments	15,000	0
Interest Rate Derivative Instruments Not Designated as Hedging Instruments, Liability at Fair Value	(379)	0
Description of Location of Derivative Loan Commitments Not Designated as Hedging Instruments on Balance Sheet	Other Assets
Derivative Loan Commitments, Notional Amount, Net	7,844	9,074
Derivative Loan Commitments, Fair Value, Net	10	78
Description of Location of Forward Sale Loan Commitments Not Designated as Hedging Instruments on Balance Sheet	Other Assets (Liabilities)
Forward Sale Loan Commitments, Notional Amount, Net	5,919	9,108
Forward Sale Loan Commitments, Fair Value, Net	$ 3	$ (86)